EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
Schedule of Calculation of Earnings Per Share
	Year ended December 31,
	2015	2016	2017
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$12,956,889	$43,493,756	$92,841,128
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	258,015,851	261,742,244	265,070,961
Plus: Dilutive effects of share options	3,396,082	3,075,511	6,020,839
Dilutive effects of RSUs	-	-	1,834,519
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	261,411,933	264,817,755	272,926,319
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$0.05	$0.17	$0.35
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$0.05	0.16	0.34